Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares Value
Common Stocks - 98 .7%
Automobile Components - 1 .8%
Aptiv plc* 1,751 $ 142,409
Biotechnology - 1 .5%
Vertex Pharmaceuticals, Inc.* 269 116,579
Building Products - 4 .7%
Advanced Drainage Systems, Inc. 1,330 173,459
Carrier Global Corp. 3,516 192,360
365,819
Capital Markets - 1 .2%
S&P Global, Inc. 215 96,395
Electrical Equipment - 3 .6%
NEXTracker, Inc. - Class A* 1,688 76,416
nVent Electric plc 3,309 198,672
275,088
Electronic Equipment, Instruments & Components - 7 .1%
IPG Photonics Corp.* 1,178 115,314
Keysight Technologies, Inc.* 1,450 222,227
TE Connectivity Ltd. 1,493 212,290
549,831
Financial Services - 5 .5%
Mastercard, Inc. - Class A 602 270,437
Walker & Dunlop, Inc. 1,621 156,572
427,009
Food Products - 0 .9%
McCormick & Co., Inc. (Non-Voting) 959 65,365
Health Care Equipment & Supplies - 1 .4%
Edwards Lifesciences Corp.* 1,112 87,258
STAAR Surgical Co.* 787 22,044
109,302
Health Care Providers & Services - 5 .7%
Encompass Health Corp. 3,003 213,333
Humana, Inc. 606 229,104
442,437
Health Care Technology - 0 .9%
Certara, Inc.* 4,388 70,910
Industrial REITs - 2 .0%
Prologis, Inc. 1,231 155,955
Insurance - 10 .1%
Aon plc - Class A 507 151,304
Marsh & McLennan Cos., Inc. 1,252 242,688
Progressive Corp. (The) 2,197 391,615
785,607
Life Sciences Tools & Services - 6 .1%
Bruker Corp. 1,745 124,785
ICON plc* 960 250,435
Revvity, Inc. 887 95,069
470,289
Machinery - 8 .7%
Westinghouse Air Brake Technologies Corp. 2,953 388,526
Xylem, Inc. 2,528 284,249
672,775
Semiconductors & Semiconductor Equipment - 12 .8%
Lam Research Corp. 299 246,726
NVIDIA Corp. 780 479,911
ON Semiconductor Corp.* 1,247 88,699

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments, Inc. 1,127 $ 180,455
995,791
Software - 13 .1%
Autodesk, Inc.* 727 184,520
Cadence Design Systems, Inc.* 559 161,249
Microsoft Corp. 1,689 671,513
1,017,282
Specialized REITs - 2 .3%
Crown Castle, Inc. 336 36,372
Equinix, Inc. 167 138,572
174,944
Specialty Retail - 2 .3%
Home Depot, Inc. (The) 508 179,304
Textiles, Apparel & Luxury Goods - 1 .5%
NIKE, Inc. - Class B 1,154 117,166
Trading Companies & Distributors - 1 .7%
Core & Main, Inc. - Class A* 3,133 129,424
Wireless Telecommunication Services - 3 .8%
T-Mobile US, Inc. 1,825 294,245
Total Common Stocks (cost $7,635,461) 7,653,926
Investment Companies - 1 .3%
Money Market Funds - 1 .3%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.1900%
∞
(cost $104,193) 104,193 104,193
Total Investments (total cost $ 7,739,654 ) - 100 .0% 7,758,119
Cash, Receivables and Other Assets, net of Liabilities - 0.0% 1,528
Net Assets - 100.0% $7,759,647
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 7,166,603 92 .4%
Ireland 392,844 5 .0
United Kingdom 198,672 2 .6
Total $ 7,758,119 100 .0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2024.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 7,653,926 $ — $ —
Investment Companies 104,193 — —
Total Assets $ 7,758,119 $ — $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70444 03-24